LOANS AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2016
Loans And Leases Receivable Gross Carrying Amount Tables [Abstract]
Loans And Allowance For Loan Losses (Tables)

Loans: Concentration of credit risk
Loans granted by the Group according to type of loan, which represents the Group's concentration of credit risk, at December 31, 2015 and 2016 comprised:
	2015			2016
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in millions)
Consumer:
Residential mortgages	16,664	1,070	17,734	15,951	1,054	17,005
Credit card	1,244	83	1,327	953	86	1,039
Auto financing	64	4	68	50	2	52
Other consumer	4,095	896	4,991	3,668	906	4,574
Total consumer	22,067	2,053	24,120	20,622	2,048	22,670
Commercial:
Industry and mining	5,564	441	6,005	4,941	419	5,360
Small scale industry	1,765	150	1,915	1,619	225	1,844
Trade	7,559	631	8,190	7,367	658	8,025
Construction	1,061	644	1,705	1,028	530	1,558
Tourism	451	68	519	813	68	881
Shipping and transportation	2,557	179	2,736	2,488	176	2,664
Commercial mortgages	759	176	935	747	172	919
Public sector	5,218	93	5,311	5,024	84	5,108
Other	574	296	870	636	210	846
Total commercial	25,508	2,678	28,186	24,663	2,542	27,205
Total loans	47,575	4,731	52,306	45,285	4,590	49,875
Unearned income	(80)	(7)	(87)	(68)	(7)	(75)
Loans, net of unearned income	47,495	4,724	52,219	45,217	4,583	49,800
Less: Allowance for loan losses	(10,799)	(499)	(11,298)	(9,913)	(488)	(10,401)
Net Loans	36,696	4,225	40,921	35,304	4,095	39,399

	December 31, 2015			December 31, 2016
	Small business loans	Other commercial loans	Total commercial loans	Small business loans	Other commercial loans	Total commercial loans
	(EUR in millions)			(EUR in millions)
Greek
Satisfactory	659	12,884	13,543	624	12,251	12,875
Watchlist	837	4,269	5,106	722	2,520	3,242
Substandard	2,361	4,498	6,859	2,305	6,241	8,546
	3,857	21,651	25,508	3,651	21,012	24,663
Foreign
Satisfactory	153	1,361	1,514	181	1,222	1,403
Watchlist	23	575	598	21	284	305
Substandard	41	525	566	35	799	834
	217	2,461	2,678	237	2,305	2,542

Total	4,074	24,112	28,186	3,888	23,317	27,205

	At and for the year ended December 31, 2015
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in millions)
Greek
With no related allowance:
Residential mortgages	1,553	-	1,078	24	24
Other consumer loans	368	-	298	13	13
Small business loans	171	-	192	2	2
Other commercial loans	422	-	412	6	6

With related allowance:
Residential mortgages	7,384	(1,869)	7,046	95	84
Credit cards	705	(673)	717	-	-
Other consumer loans	2,774	(2,243)	2,719	68	59
Small business loans	2,532	(1,675)	2,439	15	10
Other commercial loans	6,447	(4,111)	5,366	111	68
Total Greek impaired loans	22,356	(10,571)	20,267	334	266

Foreign
With no related allowance:
Residential mortgages	2	-	3	-	-
Credit cards	3	-	3	-	-
Other consumer loans	25	-	25	-	-
Other commercial loans	65	-	79	-	-

With related allowance:
Residential mortgages	197	(25)	182	7	-
Credit cards	5	(6)	5	-	-
Other consumer loans	120	(91)	68	-	1
Small business loans	58	(25)	55	1	-
Other commercial loans	925	(352)	793	-	1
Total Foreign impaired loans	1,400	(499)	1,213	8	2

	At and for the year ended December 31, 2016
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in millions)
Greek
With no related allowance:
Residential mortgages	2,708	-	2,130	38	37
Other consumer loans	613	-	492	21	20
Small business loans	119	-	145	2	2
Other commercial loans	696	-	559	14	14

With related allowance:
Residential mortgages	6,064	(2,112)	6,724	62	59
Credit cards	449	(434)	577	-	-
Other consumer loans	2,208	(1,837)	2,488	53	47
Small business loans	2,495	(1,721)	2,482	21	15
Other commercial loans	6,064	(3,618)	5,932	111	85
Total Greek impaired loans	21,416	(9,722)	21,529	322	279

Foreign
With no related allowance:
Residential mortgages	3	-	-	-	-
Other consumer loans	1	-	-	-	-
Other commercial loans	74	-	81	-	-

With related allowance:
Residential mortgages	202	(25)	64	-	-
Credit cards	8	(6)	7	-	-
Other consumer loans	116	(62)	73	-	2
Small business loans	55	(25)	56	-	-
Other commercial loans	797	(355)	629	-	-
Total Foreign impaired loans	1,256	(473)	910	-	2

			2014	2015	2016
			(EUR in millions)
Average recorded investment in impaired loans			19,290	21,480	22,439
Interest income recognized on a cash basis			113	268	281

Loans And Allowance For Loan Losses Delinquent And Non Accrual Loans By Loan Class Tables [Text Block]

The following tables provide details of delinquent and non-accruing loans by loan class at December 31, 2015 and 2016:
	December 31, 2015
							Of which:
	Past due 31-90 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in millions

Greek
Residential mortgages	618	5,444	6,062	10,602	-	16,664	159	8,246
Credit card	20	705	725	519	-	1,244	50	655
Other consumer	121	2,425	2,546	1,613	-	4,159	-	3,172
Small business loans	46	2,368	2,414	1,443	-	3,857	-	2,623
Other commercial loans	910	4,117	5,027	16,624	-	21,651	34	4,951
Total Greek loans	1,715	15,059	16,774	30,801	-	47,575	243	19,647

Foreign
Residential mortgages	54	89	143	927	-	1,070	-	111
Credit card	1	8	9	74	-	83	-	8
Other consumer	27	119	146	754	-	900	1	124
Small business loans	14	39	53	164	-	217	-	52
Other commercial loans	58	674	732	1,729	-	2,461	1	807
Total Foreign loans	154	929	1,083	3,648	-	4,731	2	1,102
Total loans	1,869	15,988	17,857	34,449	-	52,306	245	20,749

	December 31, 2016
							Of which:
	Past due 31-90 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in millions

Greek
Residential mortgages	485	5,120	5,605	10,346	-	15,951	92	8,358
Credit card	11	449	460	493	-	953	53	396
Other consumer	88	1,988	2,076	1,642	-	3,718	-	2,757
Small business loans	46	2,288	2,334	1,317	-	3,651	-	2,582
Other commercial loans	567	3,929	4,496	16,516	-	21,012	5	5,195
Total Greek loans	1,197	13,774	14,971	30,314	-	45,285	150	19,288

Foreign
Residential mortgages	50	89	139	915	-	1,054	-	106
Credit card	1	8	9	77	-	86	-	8
Other consumer	25	89	114	794	-	908	1	93
Small business loans	17	33	50	187	-	237	-	42
Other commercial loans	58	727	785	1,520	-	2,305	7	795
Total Foreign loans	151	946	1,097	3,493	-	4,590	8	1,044
Total loans	1,348	14,720	16,068	33,807	-	49,875	158	20,332

(1) loans less than 30 days past due are included in current loans

Loans And Allowance For Loan Losses Troubled Debt Restructurings [Text Block]

	December 31, 2014			December 31, 2015			December 31, 2016
Greek	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period
	EUR in millions			EUR in millions			EUR in millions
Residential mortgages	1,451	(66)	11	1,633	(127)	20	1,185	(115)	17
Other consumer	300	(49)	7	342	(62)	17	320	(72)	14
Small business loans	352	(89)	11	263	(60)	1	243	(66)	8
Other commercial loans	349	(77)	8	1,413	(685)	22	1,405	(611)	47
Total Greek TDR loans	2,452	(281)	37	3,651	(934)	60	3,153	(864)	86

	December 31, 2014			December 31, 2015			December 31, 2016
Foreign	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period
	EUR in millions			EUR in millions			EUR in millions
Residential mortgages	25	-	-	29	(1)	-	29	(3)	-
Other consumer	6	-	-	7	(1)	-	6	(2)	-
Small business loans	12	(2)	-	18	(3)	-	10	(2)	-
Other commercial loans	145	(3)	2	169	(13)	6	171	(32)	14
Total foreign TDR loans	188	(5)	2	223	(18)	6	216	(39)	14

The following table discloses financing receivables modified in a TDR which became delinquent thirty days or greater during the reporting period and for which payment default occurred within 12 months after the modification.

		December 31, 2014		December 31, 2015		December 31, 2016
		Greek	Foreign	Greek	Foreign	Greek	Foreign
		EUR in millions		EUR in millions		EUR in millions
Residential mortgages		896	1	836	1	607	1
Other consumer		263	-	139	-	165	-
Small business loans		56	5	230	12	172	5
Other commercial loans		67	41	983	13	1,091	13
Total loans		1,282	47	2,188	26	2,035	19

The Group offers a number of modifications to customers. The modification programs that the Group offers its customers can generally be described in the following categories:
Payment modification – A modification in which the principal and interest payment are lowered from the original contractual terms.
Term modification - A modification which changes the maturity date, timing of payments or frequency of payments.
Interest only modification – A modification in which the loan is converted to interest only payments for a period of time.
Combination modification – Any other type of modification, including the use of multiple categories above.

The following table discloses financing receivables modified as troubled debt restructurings by modification programs as at December 31, 2014, 2015 and 2016.

				December 31,
				2014	2015	2016
Payment modification				3,981	6,470	6,027
Combination modification				2,399	1,056	967
Term modification				1,348	2,111	3,459
Interest only modification				565	1,178	1,044
Other				163	660	692
Total				8,456	11,475	12,189

The following table discloses the ageing of financing receivables modified as troubled debt restructurings at December 31, 2014, 2015 and 2016.

				December 31,
				2014	2015	2016
Current Loans (1)				4,262	5,828	6,536
Past due 31-90 days				519	920	731
Past due greater than 90 days				3,675	4,727	4,922
Total				8,456	11,475	12,189

(1) Loans less than 30 days past due are included in current loans.

Loans And Allowance For Loan Losses Allowance For Loan Losses Tables [Text Block]

	2015	2016
	(EUR in millions)
Opening balance as of January 1,	20,127	23,756
Impaired loans in the period	5,517	1,528
Loans transferred to non-impaired status	(1,132)	(446)
Impaired loans paid-off	(563)	(745)
Sale of impaired loans	(1)	(6)
Impaired loans written-off	(178)	(1,415)
Foreign exchange differences	(14)	-
Closing balance as of December 31,	23,756	22,672

Allowance for loan losses

An analysis of the change in the allowance for loan losses by portfolio segment for the years ended December 31, follows:
	2014			2015			2016
	Consumer	Commercial	Total	Consumer	Commercial	Total	Consumer	Commercial	Total
	(EUR in millions)
Balance at beginning of year	3,445	3,207	6,652	4,027	4,220	8,247	5,011	6,287	11,298
Provision for loan losses	623	1,144	1,767	1,031	2,187	3,218	106	445	551
Write-offs	(45)	(88)	(133)	(53)	(126)	(179)	(758)	(689)	(1,447)
Recoveries	5	4	9	5	3	8	4	1	5
Net Write-offs	(40)	(84)	(124)	(48)	(123)	(171)	(754)	(688)	(1,442)
Sale of impaired loans	-	(25)	(25)	-	-	-	-	(1)	(1)
Translation differences	(1)	(22)	(23)	1	3	4	(11)	6	(5)
Allowance at end of year	4,027	4,220	8,247	5,011	6,287	11,298	4,352	6,049	10,401

Loans And Allowance For Loan Losses Allowance For Loan Losses By Portfolio Segment And Methodology Tables [Text Block]

The following tables set forth the allowances for loan losses by portfolio segment and by impairment methodology and the respective recorded investment as at December 31,2015 and December 31,2016.

December 31, 2015	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
Impairment methodology:	(EUR in millions)

Specific	-	-	5,682	3,708	5,682	3,708
Coefficient	-	-	16,350	740	16,350	740
Homogeneous	22,067	4,887	3,476	1,464	25,543	6,351
Foreign	2,053	124	2,678	375	4,731	499
Total	24,120	5,011	28,186	6,287	52,306	11,298

December 31, 2016	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
Impairment methodology:	(EUR in millions)

Specific	-	0	5,465	3,373	5,465	3,373
Coefficient	-	0	15,914	609	15,914	609
Homogeneous	20,622	4,251	3,284	1,680	23,906	5,931
Foreign	2,048	101	2,542	387	4,590	488
Total	22,670	4,352	27,205	6,049	49,875	10,401

Loans And Allowance For Loan Losses Exposure To Greek State Tables [Text Block]
Exposure to the Hellenic Republic and its related allowance at December 31,2015, and 2016 are as follows:
	December 31, 2015		December 31, 2016
	Total loans	Allowance for loan losses	Total loans	Allowance for loan losses
	(EUR in millions)		(EUR in millions)
Loan to Hellenic Republic	4,651	-	4,512	-
Loans to public sector entities	597	(108)	503	(86)
Corporate and Small Business loans	557	-	455	-
Mortgage loans	1,072	-	937	-
Total loans	6,877	(108)	6,407	(86)
Other assets	581	(60)	625	-
Total Exposure to Hellenic Republic	7,458	(168)	7,032	(86)

Loans And Allowance For Loan Losses Securitized Loans And Covered Bonds Tables [Text Block]

Securitized loans	2015	2016
	Restated (EUR in millions)
Receivables from Public sector (Titlos Plc—February 2009)	4,651	4,512
Mortgages (Spiti Plc—September 2011)	1,123	0
Auto loans (Autokinito Plc—September 2011)	45	0
Consumer loans (Agorazo Plc—September 2011)	739	0
SME loans (Sinepia d.a.c. – August 2016)	0	485
Total	6,558	4,997

Covered bonds	2015	2016
	(EUR in millions)
Mortgages	7,339	3,470
of which eligible collateral	7,009	3,411

Securitized loans
The Bank, through its VIEs, has the following securitized notes in issue as at December 31, 2016:
Issuer	Description	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Titlos Plc(1)	Variable Rate Asset Backed Notes	Receivables from Public sector	February 26, 2009	September 2039	5,100	Paid semi-annually at a rate of six-month Euribor plus 50 bps
Sinepia D.A.C.(2)	Asset Backed Variable Rate Notes—Class A1	SME loans	August 8, 2016	July 2035	150	Paid quarterly at a rate of three-month Euribor plus a margin of 185 bps
Sinepia D.A.C.(2)	Asset Backed Variable Rate Notes—Class A2	SME loans	August 8, 2016	July 2035	35	Paid quarterly at a rate of three-month Euribor plus a margin of 185 bps
Sinepia D.A.C.(2)	Asset Backed Variable Rate Notes—Class A3	SME loans	August 8, 2016	July 2035	50	Paid quarterly at a rate of three-month Euribor plus a margin of 185 bps
Sinepia D.A.C.(2),(3)	Asset Backed Variable Rate Notes—Class A4	SME loans	August 8, 2016	July 2035	89	Paid quarterly at a rate of three-month Euribor plus a margin of 185 bps
Sinepia D.A.C.(2),(3)	Asset Backed Variable Rate Notes—Class M	SME loans	August 8, 2016	July 2035	259	Paid quarterly at a rate of three-month Euribor plus a margin of 185 bps
Sinepia D.A.C.(2),(3)	Asset Backed Variable Rate Notes—Class Z	SME loans	August 8, 2016	July 2035	65	Paid quarterly at a rate of three-month Euribor plus a margin of 185 bps

(1)	The Bank retains the option to call the notes on any re novation date or on any optional redemption date and issue new notes or sell them to investors. The outstanding balance of Titlos Plc as at December 31, 2016 is EUR 4,293 million and has been rated Caa3 by Moody’s.
(2)	On October 18, 2016, Sinepia D.A.C. proceeded with the partial redemption of class A1, A2, A3 and A4 notes of EUR 27 million, EUR 6 million, EUR 9 million and EUR 16 million respectively. The outstanding amounts of Sinepia d.a.c. Class A1, A2, A3, A4, M and Z notes as at December 31, 2016 is EUR 123 million, EUR 29 million, EUR 41 million, EUR 73 million, EUR 259 million and EUR 65 million respectively.
(3)	The Bank retains the option to call the notes on any interest payment date after the fourth Interest Payment Date, or place them with investors.

Covered bonds
Under the covered bond Programs I and II, the Bank has the following covered bonds series in issue as at December 31, 2016:
Program	Series number	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Program II(1)	Series 6	Residential mortgages	October 5, 2016	October 2017	1,500	Paid quarterly at rate of three month Euribor plus a margin of 337.5 bps
Program II(1,2)	Series 1	Residential mortgages	June 24, 2010	June 2021	25	Paid quarterly at rate of three month Euribor plus a margin of 250 bps
Program II(1,2)	Series 2	Residential mortgages	June 24, 2010	June 2020	25	Paid quarterly at rate of three month Euribor plus a margin of 240 bps
Program II(1,2)	Series 3	Residential mortgages	June 24, 2010	June 2019	650	Paid quarterly at rate of three month Euribor plus a margin of 230 bps

(1)	EUR 15 billion Covered Bond Program II (“Program II”) established on June 21, 2010. Program II is rated Caa2 by Moody’s and B- by Fitch.
(2)	On May 13, 2016, the Bank proceeded with the partial cancellation of EUR 50 million from Series 1 and on June 1, 2016 the Bank proceeded with the partial cancellation of EUR 825 million from Series 1, EUR 875 million from Series 2 and EUR 500 million from Series 3. Finally, on September 28, 2016 the Bank proceeded with the partial cancellation of EUR 200 million from Series 3 and EUR 850 million from Series 4 .

Furthermore, the Bank, in 2016, has cancelled the following covered bonds issued under Program II:
Series	Issue date	Cancellation date	Original nominal amount in EUR		Cancelled amount in million EUR
Program II
Series 1	June 24, 2010	May 13, 2016	1.5	billion	50
Series 1	June 24, 2010	June 1, 2016	1.5	billion	825
Series 2	June 24, 2010	June 1, 2016	1.5	billion	875
Series 3	June 24, 2010	June 1, 2016	1.5	billion	500
Series 3	June 24, 2010	September 28, 2016	1.5	billion	200
Series 4	November 30, 2010	September 28, 2016	1.5	billion	850

Loans And Allowance For Loan Losses Allowance For Loan Losses By Portfolio Segment Tables [Text Block]

Allowance for loan losses by portfolio segment
The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2015.

	Consumer loans	Commercial loans	Total
Greek	(EUR in millions)
Allowance for loan losses at year end	4,887	5,912	10,799
of which:
for impaired loans	4,786	5,785	10,571
for non-impaired loans	101	127	228

Impaired loans	12,784	9,572	22,356
Non-impaired loans	9,283	15,935	25,218

Foreign
Allowance for loan losses at year end	124	375	499
of which:
for impaired loans	122	375	497
for non-impaired loans	2	-	2

Impaired loans	353	1,047	1,400
Non-impaired loans	1,700	1,631	3,331

The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2016.
	Consumer loans	Commercial loans	Total
Greek	(EUR in millions)
Allowance for loan losses at year end	4,251	5,662	9,913
of which:
for impaired loans	4,210	5,512	9,722
for non-impaired loans	41	150	191

Impaired loans	12,042	9,374	21,416
Non-impaired loans	8,580	15,289	23,869

Foreign
Allowance for loan losses at year end	101	387	488
of which:
for impaired loans	93	380	473
for non-impaired loans	8	7	15

Impaired loans	330	926	1,256
Non-impaired loans	1,718	1,616	3,334

Loans And Allowance For Purchased Credit Impaired Loans Tables [Text Block]

Purchased Loans at Acquisition Date

(EUR in millions)
Contractually required payments including interest	1,508
Less: Non-accretable difference	670
Cash flows expected to be collected	838
Less: Accretable yield	178
Fair Value of loans acquired	660

The table below shows activity for the accretable yield on PCI loans, which includes the FBB and Probank portfolio.

Rollforward of Accretable Yield
(EUR in millions)
Accretable yield January 1, 2014	165
Accretion	(26)
Accretable yield December 31, 2014	139

Rollforward of Accretable Yield
(EUR in millions)
Accretable yield January 1, 2015	139
Accretion	(25)
Accretable yield December 31, 2015	114

Rollforward of Accretable Yield
(EUR in millions)
Accretable yield January 1, 2016	114
Accretion	(25)
Accretable yield December 31, 2016	89